Shareholders' equity - Components of Regulatory Capital Ratio (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
CET1:	$ 21,875	$ 18,540
Other Tier 1 capital:	26,310	21,996
Average assets for Tier 1 leverage ratio	417,982	334,869
Total leverage exposure for SLR purposes	304,823	362,452
Common stock
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
CET1:	41,260	37,941
Goodwill and intangible assets
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
CET1:	(18,697)	(18,725)
Net pension fund assets
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
CET1:	(319)	(272)
Equity method investments
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
CET1:	(306)	(311)
Deferred tax assets
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
CET1:	(54)	(46)
Other
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
CET1:	(9)	(47)
Other Tier 1 capital:	(106)	(86)
Tier 2 capital:	(10)	(11)
Preferred stock
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Other Tier 1 capital:	4,541	3,542
Subordinated debt
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 2 capital:	1,248	1,248
Allowance for credit losses
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 2 capital:	490	216
Standardized Approach
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 2 capital:	1,728	1,453
Total capital:	28,038	23,449
Risk-weighted assets:	163,848	148,695
Excess of expected credit losses
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 2 capital:	247	0
Advanced Approach
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 2 capital:	1,485	1,237
Total capital:	27,795	23,233
Risk-weighted assets:	166,426	160,898
Advanced Approach | Credit Risk
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Risk-weighted assets:	98,262	95,490
Advanced Approach | Market Risk
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Risk-weighted assets:	4,226	4,020
Advanced Approach | Operational Risk
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Risk-weighted assets:	$ 63,938	$ 61,388